Note 13 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 1,360
2024	821
2025	242
2026	102
2027 and thereafter	1,436,574
Long-Term Debt, Total	$ 1,439,099